Taylor Frigon Core Growth Fund
	Schedule of Investments
	August 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
242,969	Compugen Ltd. * (Israel)	$ 342,586	1.07%

Computer Storage Devices
13,926	Pure Storage, Inc. - Class A *	1,080,797	3.36%

Electrical Work
800	Quanta Services, Inc.	302,368	0.94%

Electromedical & Electrotherapeutic Apparatus
24,102	InMode Ltd. * (Israel)	360,084
5,324	TransMedics Group, Inc. *	612,047
		972,131	3.02%

Electronic Components, NEC
6,297	Impinj, Inc. *	1,180,499	3.67%

Fabricated Platework (Boiler Shops)
4,493	NuScale Power Corporation - Class A *	155,682	0.48%

General Industrial Machinery & Equipment, NEC
12,230	Symbotic, Inc. - Class A *	580,069	1.80%

In Vitro & In Vivo Diagnostic Substances
919	IDEXX Laboratories, Inc. *	594,676	1.85%

IT Services
4,252	Cloudflare, Inc. - Class A *	887,435
78,228	Grid Dynamics Holdings, Inc. - Class A *	648,510
2,858	MongoDB, Inc. - Class A *	902,013
3,896	NICE Ltd. - ADR *	550,700
		2,988,658	9.29%

Measuring & Controlling Devices, NEC
6,092	Onto Innovation Inc. *	645,752	2.01%

Optical Instruments & Lenses
8,039	Camtek Ltd. (Israel) *	664,906
767	KLA Corporation	668,824
		1,333,730	4.15%

Printing Trades Machinery & Equipment
40,060	Kornit Digital Ltd. * (Israel)	598,496	1.86%

Radio & TV Broadcasting & Communications Equipment
82,649	Vuzix Corporation *	175,216	0.54%

Retail - Auto Dealers & Gasoline Stations
2,697	Carvana Co. - Class A *	1,003,068	3.12%

Retail - Eating & Drinking Places
10,627	Dutch Bros Inc. - Class A *	763,337	2.37%

Retail - Shoe Stores
3,598	Boot Barn Holdings, Inc. *	639,616	1.99%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,268	Tradeweb Markets Inc. - Class A	526,500	1.64%

Semiconductors & Related Devices
6,364	Astera Labs, Inc. *	1,159,521
11,755	Credo Technology Group Holding Ltd. * (Caymen Islands)	1,446,512
8,722	Marvell Technology, Inc.	548,309
1,124	Monolithic Power Systems, Inc.	939,394
66,600	QuickLogic Corporation *	341,658
15,268	Tower Semiconductor Ltd. * (Israel)	898,064
		5,333,457	16.58%

Services - Amusement & Recreation Services
49,003	Lucky Strike Entertainment Corp. - Class A	524,332	1.63%

Services - Business Services, NEC
8,242	CBIZ, Inc. *	531,939
27,516	Fiverr International Ltd. * (Israel)	648,002
		1,179,940	3.67%

Services - Computer Processing & Data Preparation
15,856	Toast, Inc. - Class A *	715,106	2.22%

Services - Computer Programming Services
3,824	EPAM Systems, Inc. *	674,401	2.10%

Services - Computer Programming, Data Processing, Etc.
5,123	Wix.com Ltd. * (Israel)	722,753	2.25%

Services - Prepackaged Software
30,299	Alkami Technology, Inc. *	775,654
14,666	BILL Holdings, Inc. *	680,796
1,576	CyberArk Software Ltd. * (Israel)	714,338
14,913	GitLab Inc. - Class A *	716,122
44,224	Mobileye Global Inc. Class - A * (Israel)	619,578
3,444	monday.com Ltd. * (Israel)	664,692
12,670	Procore Technologies, Inc. *	880,692
6,025	ServiceTitan, Inc. - Class A *	646,061
		5,697,933	17.71%

Surgical & Medical Instruments & Apparatus
132,282	Apyx Medical Corporation *	263,241
46,770	ClearPoint Neuro, Inc. *	490,617
8,194	DexCom, Inc. *	617,336
8,354	Glaukos Corporation *	800,480
25,553	NovoCure Limited (Jersey) *	315,068
19,394	PROCEPT BioRobotics Corporation *	779,057
		3,265,800	10.15%

Total for Common Stocks (Cost $23,987,182)		31,996,904	99.47%

MONEY MARKET FUNDS
218,228	Federated Hermes Government Obligations Money Market Fund
	Institutional Shares 4.17% **	218,228	0.68%
	(Cost $218,228)

Total Investments		32,215,132	100.15%
	(Cost - $24,205,410)

Liabilities in Excess of Other Assets		(48,189)	-0.15%

Net Assets		$ 32,166,943	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The rate shown represents the 7-day yield at August 31, 2025.